Average Annual Total Returns - VY Invesco Equity and Income Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 1000® Value Index 1 Yr		Class ADV Russell 1000® Value Index 5 Yrs		Class ADV Russell 1000® Value Index 10 Yrs		Class ADV Russell 1000® Value Index Since Inception	Class ADV Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class ADV Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class ADV Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class ADV Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class ADV 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class ADV 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class ADV 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class ADV 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 1000® Value Index 1 Yr		Class I Russell 1000® Value Index 5 Yrs		Class I Russell 1000® Value Index 10 Yrs		Class I Russell 1000® Value Index Since Inception	Class I Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class I Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class I Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class I Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class I 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class I 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class I 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class I 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 1000® Value Index 1 Yr		Class S Russell 1000® Value Index 5 Yrs		Class S Russell 1000® Value Index 10 Yrs		Class S Russell 1000® Value Index Since Inception	Class S Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class S Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class S Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class S Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class S 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class S 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class S 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class S 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell 1000® Value Index 1 Yr		Class S2 Russell 1000® Value Index 5 Yrs		Class S2 Russell 1000® Value Index 10 Yrs		Class S2 Russell 1000® Value Index Since Inception	Class S2 Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class S2 Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class S2 Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class S2 Bloomberg Barclays U.S. Government/Credit Index Since Inception	Class S2 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index 1 Yr		Class S2 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index 5 Yrs		Class S2 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index 10 Yrs		Class S2 60% Russell 1000® Value Index; 40% Bloomberg Barclays U.S. Government/Credit Index Since Inception
Total	9.62%	8.35%	8.04%		Dec. 10, 2001	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	8.93%	[1]	4.98%	[1]	4.19%	[1]	[1]	6.15%	[1]	8.18%	[1]	8.23%	[1]	[1]	10.18%	8.90%	8.58%		Dec. 10, 2001	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	8.93%	[1]	4.98%	[1]	4.19%	[1]	[1]	6.15%	[1]	8.18%	[1]	8.23%	[1]	[1]	9.88%	8.63%	8.31%		Dec. 10, 2001	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	8.93%	[1]	4.98%	[1]	4.19%	[1]	[1]	6.15%	[1]	8.18%	[1]	8.23%	[1]	[1]	9.76%	8.49%	8.17%		Feb. 27, 2009	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	8.93%	[1]	4.98%	[1]	4.19%	[1]	[1]	6.15%	[1]	8.18%	[1]	8.23%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.